SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 24 – SUBSEQUENT EVENTS

Pursuant to shareholder resolutions approved on July 9, 2026, the Company executed a share capital reduction whereby the par value of each issued and outstanding Class A and Class B ordinary share was reduced from US$0.22 to US$0.00001 per share by cancelling US$0.21999 per share of paid-up capital. The resulting credit of $236,531 was transferred to additional paid-in capital (distributable reserve). All share and per-share amounts presented in these consolidated financial statements and the accompanying notes have been retroactively adjusted to reflect the reverse stock split for all periods presented, unless otherwise indicated.

Immediately following the Share Capital Reduction and Reorganization, the Company’s authorized share capital was increased from US$10,000 divided into 1,000,000,000 ordinary shares of par value US$0.00001 each to US$50,000 divided into 5,000,000,000 ordinary shares of par value US$0.00001 each (comprising 4,500,000,000 Class A ordinary shares and 500,000,000 Class B ordinary shares).

As for the date of the issuance of these financial statements, the new borrowings are presented below:

Bank Name	Amount – RMB		Issuance Date	Expiration Date	Annual interest rate
Minsheng Bank		2,120,000	7/30/2026	7/30/2033	2.770%
Minsheng Bank		1,280,000	9/02/2026	9/02/2033	2.770%
Minsheng Bank		2,950,000	9/16/2026	9/16/2033	2.770%
Minsheng Bank		2,050,000	9/20/2026	9/20/2033	2.770%
Minsheng Bank		4,370,000	9/28/2026	9/28/2033	2.770%
Huaxia Bank		10,000,000	9/20/2026	9/20/2027	2.850%
Huaxia Bank		20,000,000	9/20/2026	9/20/2027	2.650%
Industrial and Commercial Bank of China		8,000,000	9/20/2026	9/20/2027	2.310%
Industrial and Commercial Bank of China		2,000,000	9/20/2026	9/20/2027	2.310%
Bank of Communications		18,000,000	7/30/2026	7/30/2027	2.605%
Bank of Communications		12,000,000	8/06/2026	8/06/2027	2.605%
Total	RMB	82,770,000

The Company has evaluated subsequent events through October 14, 2026. No other matters were identified affecting the accompanying financial statements or related disclosures.